Document and Entity Information	Feb. 07, 2023
Cover [Abstract]
Entity Registrant Name	MINERVA SURGICAL INC
Amendment Flag	false
Entity Central Index Key	0001452965
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 07, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40919
Entity Tax Identification Number	26-3422906
Entity Address, Address Line One	4255 Burton Dr.
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(855)
Local Phone Number	646-7874
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	UTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false